LEGG MASON PARTNERS VARIABLE INCOME TRUST

SUPPLEMENT DATED AUGUST 1, 2012

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION, EACH DATED MAY 1, 2012, OF

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

CLASS II

Effective as of August 1, 2012, the following text replaces the applicable information in the section titled “Fees and expenses of the fund” in the fund’s Summary Prospectus and Prospectus:

Shareholder fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a % of offering price)	N/A
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	N/A

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)

Class II
Management fees[1]	0.70
Distribution and service (12b-1 fees)	0.25
Other expenses	0.15
Total annual fund operating expenses[1]	1.10

[1]The Management fees and total annual fund operating expenses have been restated to reflect current management fees.

This example is intended to help you compare the cost of investing in Class II shares of the fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated
•	Your investment has a 5% return each year and the fund’s operating expenses remain the same
•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class II shares (with or without redemption at end of period)	112	350	607	1341